22 Income tax (''IR'') and social contribution (''CSL'')	12 Months Ended
Dec. 31, 2020
Income Tax Ir And Social Contribution
Income tax (''IR'') and social contribution (''CSL'')
22	Income tax (“IR”) and social contribution (“CSL”)

Income tax expense comprises current and deferred tax. It is recognised in profit, or items recognised directly in equity or in OCI.

(a)	Current income tax and social contribution

Current tax comprises the expected tax payable or receivable on the taxable income or loss for the year and any adjustment to the tax payable or receivable in respect of previous years. The amount of current tax payable or receivable is the best estimate of the tax amount expected to be paid or received that reflects uncertainty related to income taxes, if any. It is measured using tax rates enacted or substantively enacted at the reporting date. Current tax assets and liabilities are offset only if certain criteria are met.

Income tax and social contribution, presented in current assets, amount to R$1,547,916 on December 31, 2020. Out of this total, R$982 million relates to the tax refund from a U.S. Government program. On March 27, 2020, the U.S. government approved a program to assist U.S. companies that were enacted in response to the economic impacts caused by Covid-19, called the Coronavirus Aid, Relief, and Economic Security Act (“CARES” Act).

The act enables Braskem America to opt for a tax benefit involving the deduction of 100% of the depreciation of the costs of assets put into operation in 2020 (“bonus depreciation”), which enabled taxpayers to offset the tax losses generated as from January 1, 2021, or in the five prior fiscal years. With the benefit from the bonus depreciation, Braskem America determined a tax refund of R$982 million, recorded as income tax recoverable.

(b)	Amounts recognized in profit and loss

		2020	2019	2018

(Loss) before IR and CSL		(9,683,784)	(4,603,068)	3,604,736

IR and CSL at the rate of 34%		3,292,487	1,565,043	(1,225,610)

Permanent adjustments to the IR and CSL calculation basis
IR and CSL on equity in results of investees		6,595	3,469	(302)
Thin capitalization		(695,741)	(221,337)
Effect of the refund of Braskem America's tax benefit	(i)	(737,841)
Difference of rate applicable to each country	(ii)	252,323	293,647	468,129
Fine in leniency agreement		-	(25,390)
Effect from the retrospective tax rate on bonus depreciation of Braskem America		334,460
Other permanent adjustments		216,195	347,238	21,232

Effect of IR and CSL on results of operations		2,668,478	1,962,670	(736,551)

Breakdown of IR and CSL:

Current IR and CSL expense
Current year		(52,830)	(251,641)	(512,951)
Changes in estimates related to prior years		-	22,696	3,177
		(52,830)	(228,945)	(509,774)

Deferred IR and CSL expense
Origination and reversal of temporary differences		2,677,328	2,062,501	(369,546)
Tax losses (IR) and negative base (CSL)		-	129,114	142,769
Recognition of previously unrecognised
deductible temporary differences		43,980
		2,721,308	2,191,615	(226,777)

Total		2,668,478	1,962,670	(736,551)

Effective rate		27.6%	42.6%	20.4%

(i)	Considering Universal Basis Taxation (“TBU”), the tax refund provided by U.S. Government affects the tax calculation of Braskem S.A. arising from the offsetting of Income Tax and Social Contribution Tax (IRPJ/CSLL) in the years of use of the bonus depreciation benefit. The amount calculated was R$738 million, which was recorded under current and non-current liabilities, in the item income tax and social contribution tax.

(ii)	Includes the impact from the difference between IR/CSL tax rate in Brazil (34%) used for the preparation of this note and the tax rates in countries where the subsidiaries abroad are located, as follows:

	Official rate - %
	Headquarters
	(Country)	2020	2019	2018

Braskem Alemanha	Germany	31.18	31.18	31.18
Braskem America e Braskem America Finance	USA	21.00	21.00	21.00
Braskem Argentina	Argentina	30.00	30.00	30.00
Braskem Chile	Chile	27.00	27.00	27.00
Braskem Holanda, Braskem Holanda Finance and Braskem Holanda Inc	Netherlands	25.00	25.00	25.00
Braskem Idesa, Braskem Idesa Serviços, Braskem México		-
Braskem México Serviços and Braskem México Proyectos	Mexico	30.00	30.00	30.00
Braskem India	India	30.00

(c)	Deferred income tax and social contribution

Refer to Note 3.2.1 for the uncertainties on assumptions and estimates regarding deferred tax assets.

Deferred tax is recognised in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes.

Deferred tax assets are recognised for unused tax losses, unused tax credits and deductible temporary differences to the extent that it is probable that future taxable profits will be available against which they can be used. Future taxable profits are determined based on the reversal of relevant taxable temporary differences. If the amount of taxable temporary differences is insufficient to recognise a deferred tax asset in full, then future taxable profits, adjusted for reversals of existing temporary differences, are considered, based on the business plans for individual subsidiaries in the Company.

Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realised; such reductions are reversed when the probability of future taxable profits improves. Unrecognised deferred tax assets are reassessed at each reporting date and recognised to the extent that it has become probable that future taxable profits will be available against which they can be used.

Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, using tax rates enacted or substantively enacted at the reporting date, and reflects uncertainty related to income taxes, if any.

The measurement of deferred tax reflects the tax consequences that would follow from the manner in which the Company expects, at the reporting date, to recover or settle the carrying amount of its assets and liabilities.

Deferred tax assets and liabilities are offset only if certain criteria are met.

(b.i)	Changes in balances of deferred tax assets and liabilities

Assets	As of December 31, 2018	Impact on the P&L	Impact on the equity	Other	As of December 31, 2019	Impact on the P&L	Other comprehensive income	As of December 31, 2020

Tax losses (IR) and negative base (CSL)	2,021,578	129,114			2,150,692	1,127,492		3,278,184
Goodwill amortized	39,282	(17,605)			21,677	(15,157)		6,520
Exchange variations	39,959	1,092,392			1,132,351	2,685,264		3,817,615
Temporary adjustments (i)	802,170	1,555,097			2,357,267	2,639,070		4,996,337
Business combination	159,572	(74,033)			85,539	(29,328)		56,211
Tax credits	176,290	110,080		(236,537)	49,833	27,199		77,032
Other		62,288			62,288	(16,922)		45,366
	3,238,851	2,857,333		(236,537)	5,859,647	6,417,618		12,277,265

Liabilities
Amortization of goodwill based on future profitability	723,336	(651)			722,685	(463)		722,222
Tax depreciation	1,009,912	893,115			1,903,027	1,834,142		3,737,169
Temporary adjustments	276,700	155,887			432,587	(274,355)		158,232
Business combination	1,302				1,302			1,302
Present value adjustment and amortized cost	57,167	(45,891)			11,276	68,644		79,920
Hedge accounting		(419,269)	419,269			1,788,568	(1,788,568)
Amortization of fair value adjustments on the assets from the acquisiton of Braskem Qpar	444,075	(50,302)			393,773	(114,452)		279,321
Long term incentive plan - LTI		(5,843)	5,843			(4,823)	4,823
Health care		43,734	(43,734)			(8,020)	8,020
Other	3,783	94,938	(93,284)		5,437	407,069	(408,981)	3,525
	2,516,275	665,718	288,094		3,470,087	3,696,310	(2,184,706)	4,981,691

Net	722,576	2,191,615	(288,094)	(236,537)	2,389,560	2,721,308	2,184,706	7,295,574

Presentation in the balance sheet:
Non-current assets	1,104,158				2,662,596			8,529,972
(-) Non-current liabilities	381,582				273,036			1,234,398

(i) Temporary provisions include the deferred tax on provision for geological event in Alagoas (R$3,190 million), contingencies (R$424 million), among other provisions.

(b.ii)	Offset for the purpose of presentation in the statement of financial position

		2020
	Headquarters
	(Country)	Tax calculation	Offsetting	Balance

Assets
Braskem S.A.	Brazil	8,626,703	(2,090,002)	6,536,701
Braskem Argentina	Argentina	2,850		2,850
Braskem America	USA	293,942	(293,942)
Braskem Alemanha	Germany	47,277		47,277
Braskem Chile	Chile	287		287
Braskem Idesa	Mexico	3,213,624	(1,356,693)	1,856,931
Braskem Idesa Serviços	Mexico	14,765		14,765
Braskem México Serviços	Mexico	8,503		8,503
Cetrel	Brazil	23,645	(5,269)	18,376
DAC	Brazil	45,669	(1,387)	44,282
		12,277,265	(3,747,293)	8,529,972

Liabilities
Braskem S.A	Brazil	2,090,002	(2,090,002)
Braskem America	USA	1,528,340	(293,942)	1,234,398
Braskem Idesa	Mexico	1,356,693	(1,356,693)
Cetrel	Brazil	5,269	(5,269)
DAC	Brazil	1,387	(1,387)
		4,981,691	(3,747,293)	1,234,398

		2019
	Headquarters
	(Country)	Tax calculation	Offsetting	Balance

Assets
Braskem S.A.	Brazil	3,679,547	(2,072,130)	1,607,417
Braskem Argentina	Argentina	1,010		1,010
Braskem Alemanha	Germany	28,176		28,176
Braskem Chile	Chile	162	(162)
Braskem Idesa	Mexico	2,056,723	(1,117,641)	939,082
Braskem México Serviços	Mexico	9,677		9,677
Cetrel	Brazil	24,313	(5,846)	18,467
DAC	Brazil	60,039	(1,272)	58,767
		5,859,647	(3,197,051)	2,662,596

Liabilities
Braskem S.A	Brazil	2,072,130	(2,072,130)
Braskem America	USA	271,285		271,285
Braskem Chile	Chile	1,913	(162)	1,751
Braskem Idesa	Mexico	1,117,641	(1,117,641)
Cetrel	Brazil	5,846	(5,846)
DAC	Brazil	1,272	(1,272)
		3,470,087	(3,197,051)	273,036

(b.iii)	Realization of deferred income tax and social contribution

		Balance at	Realization
		December 31,						2026	2029
Assets	Note	2020	2021	2022	2023	2024	2025	to 2028	thereafter

Tax losses (IR) and negative base (CSL)	(i)	3,278,184	223,932	362,165	419,451	566,290	629,925	1,076,421
Goodwill amortized		6,520	4,020	323	323	323	323	968	240
Exchange variations	(ii)	3,817,615	1,002,396	155,813	81,553	422,587	88,013	1,050,218	1,017,035
Temporary adjustments	(iii)	4,996,337	1,444,987	1,033,617	627,483	39,853	17,380	1,432,993	400,024
Business combination	(iv)	56,211	28,963	27,248
Tax credits	(v)	77,032	77,032
Other		45,366							45,366
		12,277,265	2,781,330	1,579,166	1,128,810	1,029,053	735,641	3,560,600	1,462,665

Liabilities
Amortization of goodwill based on future profitability	(vi)	722,222	330	303	280	913	1,370	1,917	717,109
Tax depreciation	(vii)	3,737,169	857,451	666,224	528,555	528,929	311,245	158,330	686,435
Temporary differences	(viii)	158,232	17,581	17,581	17,581	17,581	17,581	52,745	17,582
Business combination	(ix)	1,302							1,302
Present value adjustment and amortized cost	(x)	79,920	3,826	12,279	1,744	8,967	10,494	22,386	20,224
Amortization of fair value adjustments on the assets from the acquisiton of Braskem Qpar		279,321	35,445	35,445	35,445	35,445	35,445	102,096
Other		3,525							3,525
		4,981,691	914,633	731,832	583,605	591,835	376,135	337,474	1,446,177

Net		7,295,574	1,866,697	847,334	545,205	437,218	359,506	3,223,126	16,488

Basis for constitution and realization:

(i)	In Brazil, the use of tax losses is limited to 30% of the taxable profit for the year; however, the balance does not expire. Meanwhile, in Mexico there is no limit on the amount that can be used in the year; however, the tax losses expire in 10 years. The realization of Tax Losses in the consolidated results consider the taxable profit expected by the Company over a 10-year horizon. For the Braskem S.A., this realization is associated with the completion of administrative processes related to years in which such tax losses were sustained.
(ii)	In Brazil, the Company opted to tax exchange variation of assets and liabilities denominated in foreign currency under the cash method. Thus, this variation will be realized as assets and liabilities are received/paid. For accounting purposes, exchange variation is recognized under the accrual basis, which results in the recognition of deferred IR and CSL.
(iii)	Accounting expenses not yet deductible for calculating income tax and social contribution, whose recognition for tax purposes occurs in subsequent periods. In 2019 and 2020, the provisioning of expenses arising from the geological event in Alagoas produced a material impact.
(iv)	Refers to: tax-related goodwill and contingencies recognized from business combinations. Tax realization of goodwill occurs upon the merger of the investments and contingencies arising from write-offs due to the settlement or reversal of the processes involved.
(v)	Tax credits arising from the balance of tax paid on profit abroad and the worker’s food program.
(vi)	Goodwill for the future profitability of the merged companies is not amortized since the adoption of Law 11.638/07. Tax realization is associated with the write-off of goodwill due to impairment or upon divestment.
(vii)	For calculation of IR and CSL, assets are depreciated at rates higher than those used for accounting purposes. As tax depreciation is exhausted, these deferred IR and CSL start to be realized.
(viii)	Accounting provisions of transaction costs in financing acquisitions.
(ix)	Fair value adjustments on property, plant and equipment and intangible assets identified in business combinations, whose tax realization is based on the depreciation and amortization of these assets.
(x)	Additional adjustment, upon adoption of Law 11.638/07, of property, plant and equipment, whose tax realization is based on the depreciation of assets.

Annually, the Company revises its projection of taxable income based on its Business Plan (Note 3.2.1). If this projection indicates that the taxable income will not be sufficient to realize the deferred taxes, the amount corresponding to portion of the deferred tax that will not be recovered is written off.